Equity Method Investments - Summarized Statement of Operations (Details) - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Aug. 04, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		$ 443.8	$ 245.3	$ 307.5
Operating expenses		(549.9)	(334.8)	(514.5)
Net income (loss)		(292.8)	(193.0)	(317.6)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		157.9	110.1	134.4
Operating expenses		(154.6)	(105.0)	(121.4)
Net income (loss)		0.0	1.0	11.8
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		83.4	61.9	45.2
Operating expenses		(81.7)	(54.2)	(45.6)
Net income (loss)		$ 2.4	$ 5.1	0.2
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 199.4			263.8
Operating expenses	(167.7)			(223.9)
Net income (loss)	30.9			10.7
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	102.2			122.4
Operating expenses	(107.1)			(123.6)
Net income (loss)	$ (1.7)			$ (3.4)